Staff costs (Table)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Staff costs

	2021	2020	2019
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,278	1,090	1,058
Deferred bonus	667	490	432
Total incentive awards granted	1,945	1,580	1,490

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(457)	(335)	(293)
Add: current year charges for deferred bonuses from previous years	280	293	308
Other differences between incentive awards granted and income statement charge	(23)	(34)	(48)
Income statement charge for performance costs	1,745	1,504	1,457

Other income statement charges:
Salaries	4,290	4,322	4,332
Social security costs	619	613	573
Post-retirement benefits[a]	539	519	501
Other compensation costs	431	479	480
Total compensation costs[b]	7,624	7,437	7,343

Other resourcing costs:
Outsourcing	357	342	433
Redundancy and restructuring	296	102	132
Temporary staff costs	109	102	256
Other	125	114	151
Total other resourcing costs	887	660	972

Total staff costs	8,511	8,097	8,315
Notes
a    Post-retirement benefits charge includes £289m (2020: £279m; 2019: £270m) in respect of defined contribution schemes and £250m (2020: £240m; 2019: £231m) in respect of defined benefit schemes.
b    £484m (2020: £451m; 2019: £439m) of Group compensation was capitalised as internally generated software and excluded from the Staff cost disclosed above .